Distribution Date:	08/17/26	BBCMS Mortgage Trust 2024-5C29
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2024-5C29

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt	SPLegalNotices@barclays.com;
				CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	13-15		Attention: Michael A. Tilden	michael_a_tilden@keybank.com
Mortgage Loan Detail (Part 2)	16-18		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Principal Prepayment Detail	19	Special Servicer	Argentic Services Company LP
Historical Detail	20		Attention: Andrew Hundertmark	ahundertmark@argenticservices.com;
				jmayfield@argenticservices.com
Delinquency Loan Detail	21		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Collateral Stratification and Historical Detail	22	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	23	Representations Reviewer
			Attention: BBCMS 2024-5C29 - Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	24
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	25
		Trustee	U.S. Bank Trust Company, National Association
Historical Liquidated Loan Detail	26		General Contact	cmbs.transactions@usbank.com
Historical Bond / Collateral Loss Reconciliation Detail	27		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Interest Shortfall Detail - Collateral Level	28	Directing Certificateholder	Argentic Securities Income USA 2 LLC
Supplemental Notes	29		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05555PAA0	4.398000%	5,185,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05555PAB8	4.738000%	205,825,000.00	203,858,119.73	81,456.92	804,899.81	0.00	0.00	886,356.73	203,776,662.81	30.20%	30.00%
A-3	05555PAC6	5.208000%	534,775,000.00	534,775,000.00	0.00	2,320,923.50	0.00	0.00	2,320,923.50	534,775,000.00	30.20%	30.00%
A-S	05555PAF9	5.627000%	127,848,000.00	127,848,000.00	0.00	599,500.58	0.00	0.00	599,500.58	127,848,000.00	18.12%	18.00%
B	05555PAG7	5.858000%	50,607,000.00	50,607,000.00	0.00	247,046.51	0.00	0.00	247,046.51	50,607,000.00	13.34%	13.25%
C	05555PAH5	5.512000%	37,289,000.00	37,289,000.00	0.00	171,280.81	0.00	0.00	171,280.81	37,289,000.00	9.82%	9.75%
D	05555PAN2	4.000000%	18,645,000.00	18,645,000.00	0.00	62,150.00	0.00	0.00	62,150.00	18,645,000.00	8.05%	8.00%
E	05555PAQ5	4.000000%	10,654,000.00	10,654,000.00	0.00	35,513.33	0.00	0.00	35,513.33	10,654,000.00	7.05%	7.00%
F	05555PAS1	4.000000%	19,977,000.00	19,977,000.00	0.00	66,590.00	0.00	0.00	66,590.00	19,977,000.00	5.16%	5.13%
G-RR	05555PAU6	6.896943%	10,654,000.00	10,654,000.00	0.00	61,233.36	0.00	0.00	61,233.36	10,654,000.00	4.15%	4.13%
H-RR*	05555PAW2	6.896943%	43,948,151.00	43,948,151.00	0.00	51,612.79	0.00	0.00	51,612.79	43,948,151.00	0.00%	0.00%
R	05555PBA9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05555PAY8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,065,407,151.00	1,058,255,270.73	81,456.92	4,420,750.69	0.00	0.00	4,502,207.61	1,058,173,813.81

X-A	05555PAD4	1.818660%	745,785,000.00	738,633,119.73	0.00	1,119,435.24	0.00	0.00	1,119,435.24	738,551,662.81
X-B	05555PAE2	1.235634%	215,744,000.00	215,744,000.00	0.00	222,150.44	0.00	0.00	222,150.44	215,744,000.00
X-D	05555PAJ1	2.896943%	29,299,000.00	29,299,000.00	0.00	70,731.27	0.00	0.00	70,731.27	29,299,000.00
X-F	05555PAL6	2.896943%	19,977,000.00	19,977,000.00	0.00	48,226.85	0.00	0.00	48,226.85	19,977,000.00
Notional SubTotal			1,010,805,000.00	1,003,653,119.73	0.00	1,460,543.80	0.00	0.00	1,460,543.80	1,003,571,662.81

Deal Distribution Total					81,456.92	5,881,294.49	0.00	0.00	5,962,751.41

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05555PAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05555PAB8	990.44391949	0.39575814	3.91060275	0.00000000	0.00000000	0.00000000	0.00000000	4.30636089	990.04816135
A-3	05555PAC6	1,000.00000000	0.00000000	4.34000000	0.00000000	0.00000000	0.00000000	0.00000000	4.34000000	1,000.00000000
A-S	05555PAF9	1,000.00000000	0.00000000	4.68916667	0.00000000	0.00000000	0.00000000	0.00000000	4.68916667	1,000.00000000
B	05555PAG7	1,000.00000000	0.00000000	4.88166677	0.00000000	0.00000000	0.00000000	0.00000000	4.88166677	1,000.00000000
C	05555PAH5	1,000.00000000	0.00000000	4.59333342	0.00000000	0.00000000	0.00000000	0.00000000	4.59333342	1,000.00000000
D	05555PAN2	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
E	05555PAQ5	1,000.00000000	0.00000000	3.33333302	0.00000000	0.00000000	0.00000000	0.00000000	3.33333302	1,000.00000000
F	05555PAS1	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
G-RR	05555PAU6	1,000.00000000	0.00000000	5.74745260	0.00000000	0.00000000	0.00000000	0.00000000	5.74745260	1,000.00000000
H-RR	05555PAW2	1,000.00000000	0.00000000	1.17440185	4.57305041	6.97555740	0.00000000	0.00000000	1.17440185	1,000.00000000
R	05555PBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05555PAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05555PAD4	990.41026533	0.00000000	1.50101603	0.00000000	0.00000000	0.00000000	0.00000000	1.50101603	990.30104227
X-B	05555PAE2	1,000.00000000	0.00000000	1.02969464	0.00000000	0.00000000	0.00000000	0.00000000	1.02969464	1,000.00000000
X-D	05555PAJ1	1,000.00000000	0.00000000	2.41411891	0.00000000	0.00000000	0.00000000	0.00000000	2.41411891	1,000.00000000
X-F	05555PAL6	1,000.00000000	0.00000000	2.41411874	0.00000000	0.00000000	0.00000000	0.00000000	2.41411874	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	804,899.81	0.00	804,899.81	0.00	0.00	0.00	804,899.81	0.00
A-3	07/01/26 - 07/30/26	30	0.00	2,320,923.50	0.00	2,320,923.50	0.00	0.00	0.00	2,320,923.50	0.00
X-A	07/01/26 - 07/30/26	30	0.00	1,119,435.24	0.00	1,119,435.24	0.00	0.00	0.00	1,119,435.24	0.00
X-B	07/01/26 - 07/30/26	30	0.00	222,150.44	0.00	222,150.44	0.00	0.00	0.00	222,150.44	0.00
X-D	07/01/26 - 07/30/26	30	0.00	70,731.27	0.00	70,731.27	0.00	0.00	0.00	70,731.27	0.00
X-F	07/01/26 - 07/30/26	30	0.00	48,226.85	0.00	48,226.85	0.00	0.00	0.00	48,226.85	0.00
A-S	07/01/26 - 07/30/26	30	0.00	599,500.58	0.00	599,500.58	0.00	0.00	0.00	599,500.58	0.00
B	07/01/26 - 07/30/26	30	0.00	247,046.51	0.00	247,046.51	0.00	0.00	0.00	247,046.51	0.00
C	07/01/26 - 07/30/26	30	0.00	171,280.81	0.00	171,280.81	0.00	0.00	0.00	171,280.81	0.00
D	07/01/26 - 07/30/26	30	0.00	62,150.00	0.00	62,150.00	0.00	0.00	0.00	62,150.00	0.00
E	07/01/26 - 07/30/26	30	0.00	35,513.33	0.00	35,513.33	0.00	0.00	0.00	35,513.33	0.00
F	07/01/26 - 07/30/26	30	0.00	66,590.00	0.00	66,590.00	0.00	0.00	0.00	66,590.00	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	61,233.36	0.00	61,233.36	0.00	0.00	0.00	61,233.36	0.00
H-RR	07/01/26 - 07/30/26	30	104,982.36	252,589.90	0.00	252,589.90	200,977.11	0.00	0.00	51,612.79	306,562.85
Totals			104,982.36	6,082,271.60	0.00	6,082,271.60	200,977.11	0.00	0.00	5,881,294.49	306,562.85

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	5,962,751.41
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	6,104,909.57	Master Servicing Fee	12,468.14
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,987.93
Interest Adjustments	0.00	Trustee Fee	1,250.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	455.64
ARD Interest	0.00	Operating Advisor Fee	1,266.67
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	209.59
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	6,104,909.57	Total Fees	22,637.97

Principal		Expenses/Reimbursements
Scheduled Principal	81,456.92	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	179,941.74
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,071.99
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,963.38
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	81,456.92	Total Expenses/Reimbursements	200,977.11

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,881,294.49
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	81,456.92
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,962,751.41
Total Funds Collected	6,186,366.49	Total Funds Distributed	6,186,366.49

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,058,255,271.35	1,058,255,271.35	Beginning Certificate Balance	1,058,255,270.73
(-) Scheduled Principal Collections	81,456.92	81,456.92	(-) Principal Distributions	81,456.92
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,058,173,814.43	1,058,173,814.43	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,058,255,271.35	1,058,255,271.35	Ending Certificate Balance	1,058,173,813.81
Ending Actual Collateral Balance	1,058,178,728.71	1,058,178,728.71

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.62)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.62)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.90%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	31	189,265,446.43	17.89%	36	6.9511	1.489967	1.29 or less	20	367,212,503.54	34.70%	37	6.6571	1.118732
10,000,000 to 14,999,999	10	119,712,500.00	11.31%	36	6.5471	1.490955	1.30 to 1.49	18	280,143,367.29	26.47%	37	6.6491	1.367395
15,000,000 to 19,999,999	3	53,098,498.94	5.02%	36	7.1676	1.549530	1.50 to 1.79	11	194,891,943.60	18.42%	36	6.7822	1.665734
20,000,000 to 29,999,999	12	301,713,882.39	28.51%	36	6.4929	1.399435	1.80 to 1.99	9	146,765,000.00	13.87%	36	6.6016	1.865703
30,000,000 to 39,999,999	2	60,000,000.00	5.67%	36	6.9520	1.865000	2.00 to 2.49	5	64,161,000.00	6.06%	36	7.1801	2.304695
40,000,000 to 54,999,999	2	82,000,000.00	7.75%	37	6.6463	1.866585	2.50 or greater	1	5,000,000.00	0.47%	34	6.0700	2.670000
55,000,000 or greater	4	252,383,486.67	23.85%	37	6.6879	1.282201	Totals	64	1,058,173,814.43	100.00%	36	6.6993	1.468150
Totals	64	1,058,173,814.43	100.00%	36	6.6993	1.468150
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	3	43,612,500.00	4.12%	37	6.5549	1.421129
							Industrial	26	158,630,230.60	14.99%	36	6.6747	1.665840
California	6	20,171,696.85	1.91%	36	5.7722	1.536174
							Lodging	7	45,378,640.59	4.29%	36	7.8593	1.643900
Colorado	1	6,450,000.00	0.61%	37	7.5500	2.000000
							Mixed Use	10	52,771,052.61	4.99%	36	6.1072	1.308735
Connecticut	1	8,450,000.00	0.80%	37	7.6000	1.010000
							Mobile Home Park	5	39,436,000.00	3.73%	37	6.3867	1.485991
Delaware	1	9,000,000.00	0.85%	36	7.9500	1.110000
							Multi-Family	34	417,774,915.95	39.48%	37	6.6143	1.235711
Florida	10	148,736,578.82	14.06%	36	6.6939	1.312946
							Office	7	124,143,136.70	11.73%	36	7.0247	1.695495
Illinois	14	36,941,187.65	3.49%	36	7.2783	1.513688
							Other	1	828,947.38	0.08%	36	5.4313	1.370000
Indiana	2	13,877,640.59	1.31%	37	7.7614	1.603014
							Retail	8	195,684,891.08	18.49%	36	6.6928	1.601909
Kansas	2	950,906.04	0.09%	32	5.7440	1.970000
							Self Storage	4	23,526,000.00	2.22%	35	6.2992	1.942741
Kentucky	3	39,281,219.10	3.71%	36	7.0636	1.353064
							Totals	102	1,058,173,814.43	100.00%	36	6.6993	1.468150
Maryland	1	446,787.51	0.04%	32	5.7440	1.970000

Massachusetts	6	79,540,000.00	7.52%	36	6.5775	1.597873

Michigan	3	8,004,612.89	0.76%	32	5.7440	1.970000

Mississippi	1	11,400,000.00	1.08%	37	6.3040	1.120000

Missouri	2	913,344.28	0.09%	32	5.7440	1.970000

New Jersey	3	52,000,000.00	4.91%	37	6.3907	1.820000

New York	13	185,256,592.46	17.51%	36	6.6359	1.437376

North Carolina	6	106,852,000.00	10.10%	37	6.7831	1.348445

Ohio	6	58,829,280.26	5.56%	36	6.4578	1.537656

Pennsylvania	5	26,130,596.35	2.47%	36	6.9086	1.547922

South Carolina	5	6,891,762.79	0.65%	36	7.2252	1.443284

Tennessee	3	35,015,000.00	3.31%	36	6.9339	1.625857

Texas	4	145,422,109.32	13.74%	36	6.6377	1.522434

Virginia	1	14,000,000.00	1.32%	36	6.5600	1.300000

Totals	102	1,058,173,814.43	100.00%	36	6.6993	1.468150

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99900 or less	7	71,978,947.00	6.80%	35	5.4449	1.375038	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.49900	15	281,994,000.00	26.65%	37	6.2895	1.386110	13 months to 24 months	55	956,747,814.43	90.41%	37	6.7053	1.436139
	6.50000 to 6.99900	22	450,244,327.61	42.55%	37	6.7997	1.481425	25 months or greater	9	101,426,000.00	9.59%	34	6.6426	1.770117
	7.00000 to 7.49900	13	194,627,899.23	18.39%	36	7.1894	1.574129	Totals	64	1,058,173,814.43	100.00%	36	6.6993	1.468150
	7.50000 to 7.99900	6	50,428,640.59	4.77%	37	7.7274	1.546075
	8.00000 or greater	1	8,900,000.00	0.84%	35	8.2000	1.390000
	Totals	64	1,058,173,814.43	100.00%	36	6.6993	1.468150
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	57 months or less	64	1,058,173,814.43	100.00%	36	6.6993	1.468150	Interest Only	55	952,838,933.67	90.05%	36	6.6654	1.465391
58 months to 59 months		0	0.00	0.00%	0	0.0000	0.000000	358 months or less	9	105,334,880.76	9.95%	36	7.0059	1.493113
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	1,058,173,814.43	100.00%	36	6.6993	1.468150	Totals	64	1,058,173,814.43	100.00%	36	6.6993	1.468150
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	63	1,054,073,814.43	99.61%	36	6.6985	1.468454			No outstanding loans in this group
	13 months to 24 months	1	4,100,000.00	0.39%	36	6.9000	1.390000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	1,058,173,814.43	100.00%	36	6.6993	1.468150
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10257330	MF	Winston Salem	NC	Actual/360	6.950%	443,838.97	0.00	0.00	N/A	09/06/29	--	74,162,000.00	74,162,000.00	08/06/26
2A-6-1	10256333	OF	New York	NY	Actual/360	7.010%	241,455.56	0.00	0.00	08/06/29	08/06/32	--	40,000,000.00	40,000,000.00	08/06/26
2A-5-1	10256334				Actual/360	7.010%	150,909.72	0.00	0.00	08/06/29	08/06/32	--	25,000,000.00	25,000,000.00	08/06/26
2A-4-2	10257189				Actual/360	7.010%	30,181.94	0.00	0.00	08/06/29	08/06/32	--	5,000,000.00	5,000,000.00	08/06/26
3	10257331	IN	Lawrence	MA	Actual/360	6.890%	370,815.97	0.00	0.00	08/06/29	09/06/29	--	62,500,000.00	62,500,000.00	08/06/26
4	10257332	MF	Fort Walton Beach	FL	Actual/360	6.550%	342,486.05	0.00	0.00	N/A	09/06/29	--	60,721,486.67	60,721,486.67	01/06/26
5A-6	10257334	RT	Friendswood	TX	Actual/360	6.816%	103,639.90	13,898.54	0.00	N/A	08/01/29	--	17,657,865.54	17,643,967.00	08/01/26
5A-7	10257335				Actual/360	6.816%	46,062.18	6,177.13	0.00	N/A	08/01/29	--	7,847,940.15	7,841,763.02	08/01/26
5A-8	10257336				Actual/360	6.816%	28,788.86	3,860.71	0.00	N/A	08/01/29	--	4,904,962.60	4,901,101.89	08/01/26
5A-9	10257337				Actual/360	6.816%	172,733.16	23,164.24	0.00	N/A	08/01/29	--	29,429,775.93	29,406,611.69	08/01/26
6	10257338	MF	Austin	TX	Actual/360	6.257%	296,338.47	0.00	0.00	N/A	09/06/29	--	55,000,000.00	55,000,000.00	08/06/26
7	10257339	IN	Howell	NJ	Actual/360	6.300%	227,850.00	0.00	0.00	N/A	09/01/29	--	42,000,000.00	42,000,000.00	08/01/26
8A-5-A-2	10257217	Various Various		Various	Actual/360	5.431%	124,057.85	0.00	0.00	N/A	08/09/29	--	26,525,270.70	26,525,270.70	08/09/26
8A-5-B-2	10257219				Actual/360	5.917%	17,705.10	0.00	0.00	N/A	08/09/29	--	3,474,729.30	3,474,729.30	08/09/26
9A-2-1	10257340	RT	Frisco	TX	Actual/360	6.999%	180,807.50	0.00	0.00	N/A	07/01/29	--	30,000,000.00	30,000,000.00	08/01/26
10A-2	10257341	OF	West Palm Beach	FL	Actual/360	6.905%	178,379.17	0.00	0.00	N/A	09/06/29	--	30,000,000.00	30,000,000.00	08/06/26
11	10257342	MF	Louisville	KY	Actual/360	6.750%	173,212.50	0.00	0.00	N/A	09/06/29	--	29,800,000.00	29,800,000.00	08/06/26
12	10257343	MH	Charlotte	NC	Actual/360	6.400%	163,680.00	0.00	0.00	N/A	09/06/29	--	29,700,000.00	29,700,000.00	08/06/26
13A-2-1	10257346	MF	Tampa	FL	Actual/360	6.499%	139,909.03	0.00	0.00	N/A	07/06/29	--	25,000,000.00	25,000,000.00	08/06/26
14	10257348	RT	Oak Ridge	TN	Actual/360	7.280%	156,722.22	0.00	0.00	N/A	09/06/29	--	25,000,000.00	25,000,000.00	08/06/26
15A-8	10257349	RT	Bronx	NY	Actual/360	5.181%	44,614.17	0.00	0.00	N/A	08/06/29	--	10,000,000.00	10,000,000.00	08/06/26
15A-9	10257350				Actual/360	5.181%	44,614.17	0.00	0.00	N/A	08/06/29	--	10,000,000.00	10,000,000.00	08/06/26
15A-11	10257351				Actual/360	5.181%	20,428.59	0.00	0.00	N/A	08/06/29	--	4,578,947.00	4,578,947.00	08/06/26
16	10252753	MF	Cincinnati	OH	Actual/360	6.200%	126,798.61	0.00	0.00	N/A	09/01/29	--	23,750,000.00	23,750,000.00	08/01/26
17	10257352	RT	Wantagh	NY	Actual/360	6.680%	136,615.28	0.00	0.00	N/A	09/06/29	--	23,750,000.00	23,750,000.00	08/06/26
18	10257353	MF	Brooklyn	NY	Actual/360	6.300%	119,350.00	0.00	0.00	N/A	09/06/29	--	22,000,000.00	22,000,000.00	08/06/26
19	10257354	MF	Sierra Vista	AZ	Actual/360	6.200%	112,116.67	0.00	0.00	N/A	09/06/29	--	21,000,000.00	21,000,000.00	08/06/26
20A-1	10257355	MF	Columbus	OH	Actual/360	6.200%	110,952.79	0.00	0.00	N/A	08/06/29	--	20,782,000.00	20,782,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	10257357	MF	DeKalb	IL	Actual/360	7.400%	126,170.00	0.00	0.00	N/A	08/06/29	--	19,800,000.00	19,800,000.00	08/06/26
22A-15	10252021	Various Various		Various	Actual/360	5.744%	59,354.67	0.00	0.00	N/A	04/06/29	--	12,000,000.00	12,000,000.00	08/06/26
22A-17	10252023				Actual/360	5.744%	26,709.60	0.00	0.00	N/A	04/06/29	--	5,400,000.00	5,400,000.00	08/06/26
23	10257358	MF	Chicago	IL	Actual/360	7.270%	98,090.20	14,134.44	0.00	N/A	09/06/29	--	15,668,666.38	15,654,531.94	08/06/26
24	10257359	IN	Virginia Beach	VA	Actual/360	6.560%	79,084.44	0.00	0.00	N/A	08/06/29	--	14,000,000.00	14,000,000.00	08/06/26
25	10252856	RT	Fountain Hills	AZ	Actual/360	6.500%	77,311.63	0.00	0.00	N/A	09/01/29	--	13,812,500.00	13,812,500.00	08/01/26
26	10257360	MU	New York	NY	Actual/360	7.200%	80,600.00	0.00	0.00	N/A	09/06/29	--	13,000,000.00	13,000,000.00	08/06/26
27	10257361	RT	Feasterville Trevose	PA	Actual/360	7.220%	80,202.17	0.00	0.00	N/A	08/06/29	--	12,900,000.00	12,900,000.00	08/06/26
28	10250791	OF	Fort Lauderdale	FL	Actual/360	7.350%	72,785.42	0.00	0.00	N/A	09/01/29	--	11,500,000.00	11,500,000.00	08/01/26
29	10257362	MF	Vicksburg	MS	Actual/360	6.304%	61,884.27	0.00	0.00	N/A	09/06/29	--	11,400,000.00	11,400,000.00	08/06/26
30	10251807	LO	Various	Various	Actual/360	7.790%	74,459.42	0.00	0.00	N/A	08/01/29	--	11,100,000.00	11,100,000.00	08/01/26
31	10257363	LO	Indianapolis	IN	Actual/360	7.750%	66,295.56	5,345.66	0.00	N/A	09/06/29	--	9,933,986.25	9,928,640.59	08/06/26
32	10257364	LO	New Castle	DE	Actual/360	7.950%	61,612.50	0.00	0.00	N/A	08/06/29	--	9,000,000.00	9,000,000.00	08/06/26
33	10257365	LO	Bowling Green	KY	Actual/360	8.200%	62,843.89	0.00	0.00	N/A	07/06/29	--	8,900,000.00	8,900,000.00	08/06/26
34	10257366	IN	Tempe	AZ	Actual/360	7.488%	56,742.40	0.00	0.00	N/A	08/06/29	--	8,800,000.00	8,800,000.00	08/06/26
35	10257367	IN	Enfield	CT	Actual/360	7.600%	55,300.56	0.00	0.00	N/A	09/06/29	--	8,450,000.00	8,450,000.00	03/06/26
36	10257368	SS	Orlando	FL	Actual/360	6.712%	48,550.13	0.00	0.00	N/A	08/06/29	--	8,400,000.00	8,400,000.00	08/06/26
37	10257369	OF	Tampa	FL	Actual/360	7.200%	44,195.98	5,016.17	0.00	N/A	09/06/29	--	7,128,383.46	7,123,367.29	08/06/26
38	10257370	MF	Various	NY	Actual/360	6.850%	42,735.44	0.00	0.00	N/A	09/06/29	--	7,245,000.00	7,245,000.00	08/06/26
39	10257371	MH	Various	PA	Actual/360	6.300%	36,597.05	0.00	0.00	N/A	08/06/29	--	6,746,000.00	6,746,000.00	07/06/26
40	10257372	MF	Bronx	NY	Actual/360	6.920%	38,509.67	4,914.28	0.00	N/A	09/06/29	--	6,462,559.38	6,457,645.10	07/06/26
41	10257373	MF	Cleveland	OH	Actual/360	6.850%	37,646.10	4,945.75	0.00	N/A	09/06/29	--	6,382,197.99	6,377,252.24	08/06/26
42	10257374	MU	San Francisco	CA	Actual/360	6.455%	36,130.07	0.00	0.00	N/A	09/06/29	--	6,500,000.00	6,500,000.00	08/06/26
43	10252816	LO	Westminster	CO	Actual/360	7.550%	41,933.96	0.00	0.00	N/A	09/01/29	--	6,450,000.00	6,450,000.00	08/01/26
44	10252798	RT	Philadelphia	PA	Actual/360	7.050%	35,514.38	0.00	0.00	N/A	09/01/29	--	5,850,000.00	5,850,000.00	08/01/26
45	10257375	OF	Cherry Hill	NJ	Actual/360	6.961%	32,968.07	0.00	0.00	N/A	08/06/29	--	5,500,000.00	5,500,000.00	08/06/26
46	10257376	IN	Spartanburg	SC	Actual/360	7.600%	35,994.44	0.00	0.00	N/A	09/06/29	--	5,500,000.00	5,500,000.00	08/06/26
47	10257377	MF	Brooklyn	NY	Actual/360	6.720%	30,235.33	0.00	0.00	N/A	09/06/29	--	5,225,000.00	5,225,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
48	10251672	SS	Delray Beach	FL	Actual/360	6.070%	26,714.91	0.00	0.00	N/A	06/01/29	--	5,111,000.00	5,111,000.00	08/01/26
49	10251668	SS	Nashville	TN	Actual/360	6.070%	26,213.13	0.00	0.00	N/A	06/01/29	--	5,015,000.00	5,015,000.00	08/01/26
50	10251669	SS	Clarksville	TN	Actual/360	6.070%	26,134.72	0.00	0.00	N/A	06/01/29	--	5,000,000.00	5,000,000.00	08/01/26
51	10257378	MF	Bronx	NY	Actual/360	7.310%	31,473.61	0.00	0.00	N/A	07/06/29	--	5,000,000.00	5,000,000.00	08/06/26
52	10257379	MF	Jersey City	NJ	Actual/360	6.540%	25,342.50	0.00	0.00	N/A	08/06/29	--	4,500,000.00	4,500,000.00	08/06/26
53	10257380	MU	Brooklyn	NY	Actual/360	6.900%	24,360.83	0.00	0.00	N/A	08/06/29	--	4,100,000.00	4,100,000.00	08/06/26
54	10257381	MF	Brooklyn	NY	Actual/360	6.712%	22,541.13	0.00	0.00	N/A	08/06/29	--	3,900,000.00	3,900,000.00	08/06/26
55	10252989	MH	Hamlet	NC	Actual/360	6.450%	16,606.96	0.00	0.00	N/A	09/01/29	--	2,990,000.00	2,990,000.00	08/01/26
Totals							6,104,909.57	81,456.92	0.00				1,058,255,271.35	1,058,173,814.43
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,260,675.00	6,943,287.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-6-1	98,829,040.36	96,513,538.36	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-5-1	98,829,040.36	96,513,538.36	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-4-2	98,829,040.36	96,513,538.36	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,424,693.29	7,349,654.89	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,879,748.16	5,041,534.42	10/01/24	09/30/25	07/13/26	15,180,371.67	168,159.51	173,089.41	1,998,844.47	745,964.54	0.00
5A-6	30,619,608.00	29,207,513.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-7	30,619,608.00	29,207,513.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-8	30,619,608.00	29,207,513.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-9	30,619,608.00	29,207,513.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,756,231.32	3,477,581.34	01/01/25	12/31/25	06/11/26	0.00	0.00	0.00	0.00	0.00	0.00
7	5,266,188.61	5,303,240.46	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-5-A-2	63,856,700.69	59,129,792.93	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-5-B-2	0.00	59,129,792.93	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-2-1	41,951,065.00	44,251,485.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2	0.00	9,452,398.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,847,985.89	2,807,913.79	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,515,520.45	1,413,107.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-2-1	2,648,375.75	2,768,651.20	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	2,669,548.18	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-8	28,086,666.00	25,736,726.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-9	28,086,666.00	25,736,726.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-11	28,086,666.00	25,736,726.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,580,617.09	1,321,771.01	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	2,344,435.62	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,843,378.68	1,885,306.79	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,771,416.63	1,777,124.91	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20A-1	2,436,998.23	2,522,415.98	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	0.00	2,602,146.63	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22A-15	27,835,140.00	20,799,732.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22A-17	27,835,140.00	20,799,732.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	1,770,480.42	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	1,313,814.19	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,604,817.41	801,548.88	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	879,664.87	858,974.49	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	1,426,292.95	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,125,008.90	2,100,730.57	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	882,993.89	861,681.60	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,149,538.56	2,340,710.57	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	1,165,602.18	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,030,017.28	913,553.28	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,035,194.01	1,123,061.40	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	999,477.29	447,578.21	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	704,694.00	01/01/25	12/31/25	08/11/26	1,800,932.53	11,782.23	43,418.93	261,063.02	77,826.17	0.00
36	0.00	729,619.11	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	947,993.17	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	716,795.99	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	264,622.62	1,317,302.92	01/01/25	12/31/25	--	0.00	0.00	36,299.34	36,299.34	0.00	0.00
40	0.00	490,148.04	01/01/25	09/30/25	--	0.00	0.00	43,410.04	43,410.04	0.00	0.00
41	525,630.30	293,097.47	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	675,376.66	388,585.08	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,210,012.61	1,085,478.01	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	713,230.64	402,885.45	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	694,456.63	355,057.18	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	638,649.25	574,406.99	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	470,875.51	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
48	735,266.19	737,867.32	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	598,653.14	611,476.19	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	837,456.38	830,300.17	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	465,049.59	462,118.26	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	350,388.13	350,329.92	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	405,723.53	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	363,943.82	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	333,644.85	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	726,350,930.22	775,067,868.98				16,981,304.20	179,941.74	296,217.72	2,339,616.87	823,790.71	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	2	69,171,486.67	1	60,721,486.67	0	0.00	0	0.00	0	0.00	0	0.00	6.699280%	6.674438%	36
07/17/26	0	0.00	0	0.00	2	69,171,486.67	1	60,721,486.67	0	0.00	0	0.00	0	0.00	0	0.00	6.699303%	6.674461%	37
06/17/26	0	0.00	1	8,450,000.00	1	60,721,486.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.699331%	6.674490%	38
05/15/26	0	0.00	1	60,721,486.67	0	0.00	1	60,721,486.67	0	0.00	0	0.00	0	0.00	0	0.00	6.699353%	6.674513%	39
04/17/26	0	0.00	1	60,721,486.67	0	0.00	0	0.00	0	0.00	0	0.00	1	278,513.33	0	0.00	6.699381%	6.674541%	40
03/17/26	1	61,000,000.00	0	0.00	0	0.00	1	55,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.699363%	6.674525%	41
02/18/26	0	0.00	1	61,000,000.00	0	0.00	1	55,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.699403%	6.674566%	42
01/16/26	1	61,000,000.00	0	0.00	0	0.00	1	55,000,000.00	0	0.00	1	55,000,000.00	1	5,000,000.00	0	0.00	6.699424%	6.674588%	43
12/17/25	1	60,000,000.00	0	0.00	0	0.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.697367%	6.672584%	44
11/18/25	1	61,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.697394%	6.672612%	45
10/20/25	1	61,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.697414%	6.672633%	46
09/17/25	1	61,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.697441%	6.672661%	47
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
4	10257332	01/06/26	6	6	173,089.41	1,998,844.47	1,265,646.67		60,721,486.67	03/09/26	3	06/03/26	04/10/26
35	10257367	03/06/26	4	6	43,418.93	261,063.02	79,832.63		8,450,000.00	06/05/26	1
39	10257371	07/06/26	0	B	36,299.34	36,299.34	0.00		6,746,000.00
40	10257372	07/06/26	0	B	43,410.04	43,410.04	0.00		6,462,559.37
Totals					296,217.72	2,339,616.87	1,345,479.30		82,380,046.04
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		345,326,391	345,326,391	0		0
37 - 48 Months		642,847,424	573,675,937	8,450,000		60,721,487
49 - 60 Months		0	0	0		0
> 60 Months		70,000,000	70,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,058,173,814	989,002,328	0	0	69,171,487	0
Jul-26	1,058,255,271	989,083,785	0	0	69,171,487	0
Jun-26	1,058,356,652	989,185,166	0	8,450,000	60,721,487	0
May-26	1,058,437,015	997,715,528	0	0	0	60,721,487
Apr-26	1,058,537,343	997,815,857	0	60,721,487	0	0
Mar-26	1,058,895,138	997,895,138	61,000,000	0	0	0
Feb-26	1,059,035,411	998,035,411	0	61,000,000	0	0
Jan-26	1,059,113,378	998,113,378	61,000,000	0	0	0
Dec-25	1,064,190,878	1,004,190,878	60,000,000	0	0	0
Nov-25	1,064,288,452	1,003,288,452	61,000,000	0	0	0
Oct-25	1,064,364,905	1,003,364,905	61,000,000	0	0	0
Sep-25	1,064,461,471	1,003,461,471	61,000,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	10257332	60,721,486.67	60,721,486.67	87,200,000.00	06/27/24	4,966,534.42	1.23000	09/30/25	09/06/29	I/O
35	10257367	8,450,000.00	8,450,000.00	7,500,000.00	06/30/26	655,525.00	1.01000	12/31/25	09/06/29	I/O
Totals		69,171,486.67	69,171,486.67	94,700,000.00		5,622,059.42

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	10257332	MF	FL	03/09/26	3
"	8/11/2026

Loan transferred to special servicing effective 3/9/26, due to to Imminent Monetary Default. Trust counsel filed a foreclosure action and motion seeking the appointment of a receiver and obtained a rents order, which detailed

Borrower's requirement to turn over all rents to Lender as well as provide certified financial reporting. However, the Borrower has failed to comply with the rents order and the judge entered an order for the appointment of a receiver on an emergency basis. The Borr ower filed bankruptcy shortly thereafter. Borrower plans to submit a motion to list the properties for sale in the near term.
"

35	10257367	IN	CT	06/05/26	1
"	8/11/2026

Loan Transferred to Special Servicing effective June 5, 2026 due to Payment Default (all payments excluding Balloon/Maturity). The Borrower has executed a lease with a major tenant for 51% of the NRA (125,000 SF) which has increased the occupancy ofthe collateral property from 5.3% to 56.3%. The Borrower and Special Servicer are working to document a reinstatement agreement that requires Borrower to remit all past due interest payments and requires reserve deposits.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	10257338	0.00	6.25700%	0.00	6.25700%	8	12/06/25	12/06/25	12/06/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	13,071.99	0.00	0.00	168,159.51	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	2,963.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	5,000.00	0.00	0.00	11,782.23	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,071.99	0.00	2,963.38	179,941.74	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		200,977.11

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Supplemental Notes
None

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